Form N-1A Supplement	Jun. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Janus Henderson Global Allocation Fund – Growth
Janus Henderson Global Allocation Fund – Moderate
Supplement dated September 12, 2025
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate (the “Funds”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following paragraph is added:
In addition to investing in the underlying funds, the Fund may use derivatives, including forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s exposure to derivatives will vary.
2.	Under “Principal Investment Risks – Fund-Level Risks” in the Fund Summary section of each Fund’s prospectuses, the following risk factor is added:
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Please retain this Supplement with your records.

Janus Henderson Global Allocation Fund - Conservative
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Supplement dated September 12, 2025
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate (the “Funds”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following paragraph is added:
In addition to investing in the underlying funds, the Fund may use derivatives, including forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s exposure to derivatives will vary.
2.	Under “Principal Investment Risks – Fund-Level Risks” in the Fund Summary section of each Fund’s prospectuses, the following risk factor is added:
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Please retain this Supplement with your records.

Janus Henderson Global Allocation Fund - Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth
Supplement dated September 12, 2025
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate (the “Funds”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following paragraph is added:
In addition to investing in the underlying funds, the Fund may use derivatives, including forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s exposure to derivatives will vary.
2.	Under “Principal Investment Risks – Fund-Level Risks” in the Fund Summary section of each Fund’s prospectuses, the following risk factor is added:
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Please retain this Supplement with your records.

Janus Henderson Global Allocation Fund - Moderate
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate
Supplement dated September 12, 2025
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate (the “Funds”) are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following paragraph is added:
In addition to investing in the underlying funds, the Fund may use derivatives, including forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s exposure to derivatives will vary.
2.	Under “Principal Investment Risks – Fund-Level Risks” in the Fund Summary section of each Fund’s prospectuses, the following risk factor is added:
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Please retain this Supplement with your records.